Relinquishment Agreement	12 Months Ended
Sep. 30, 2013
Relinquishment Agreement

NOTE 11—RELINQUISHMENT AGREEMENT:

In February 1998, the Authority and TCA entered into a relinquishment agreement (the “Relinquishment Agreement”). Effective January 1, 2000 (the “Relinquishment Date”), the Relinquishment Agreement superseded a then-existing management agreement with TCA. The Relinquishment Agreement provides, among other things, that the Authority make certain payments to TCA out of, and determined as a percentage of, Revenues, as defined under the Relinquishment Agreement, generated by Mohegan Sun over a 15-year period commencing on the Relinquishment Date. The payments (“Senior Relinquishment Payments” and “Junior Relinquishment Payments”) have separate schedules and priorities. Senior Relinquishment Payments commenced on April 25, 2000, 25 days following the end of the first three-month period after the Relinquishment Date, and continue at the end of each three-month period thereafter until January 25, 2015. Junior Relinquishment Payments commenced on July 25, 2000, 25 days following the end of the first six-month period after the Relinquishment Date, and continue at the end of each six-month period thereafter until January 25, 2015. Each Senior and Junior Relinquishment Payment is 2.5% of Revenues generated by Mohegan Sun over the immediate preceding three-month or six-month payment period, as the case may be. Revenues are defined under the Relinquishment Agreement as gross gaming revenues, other than Class II Gaming revenues, and all other revenues, as defined, including, without limitation, hotel revenues, room service revenues, food and beverage revenues, ticket revenues, fees or receipts from the convention/events center and all rental revenues or other receipts from lessees and concessionaires, but not the gross receipts of such lessees, licenses and concessionaires, derived directly or indirectly from the facilities, as defined. Revenues under the Relinquishment Agreement exclude revenues generated from certain expansion areas of Mohegan Sun, such as Casino of the Wind, as such areas do not constitute facilities as defined under the Relinquishment Agreement.

In the event of any bankruptcy, liquidation, reorganization or similar proceeding relating to the Authority, the Relinquishment Agreement provides that Senior and Junior Relinquishment Payments then due and owing are subordinated in right of payment to the Authority’s senior secured indebtedness and capital lease obligations, and that Junior Relinquishment Payments then due and owing are further subordinated in right of payment to all of the Authority’s other senior indebtedness. The Relinquishment Agreement also provides that all relinquishment payments are subordinated in right of payment to minimum priority distribution payments, which are required monthly payments made by the Authority to the Tribe under the Priority Distribution Agreement, to the extent then due. The Authority, in accordance with authoritative guidance issued by the FASB pertaining to the accounting for contingencies, recorded a $549.1 million relinquishment liability at September 30, 1998 based on the estimated present value of its obligations under the Relinquishment Agreement.

As of September 30, 2013 and 2012, the carrying amount of the relinquishment liability was $74.4 million and $120.8 million, respectively. The decrease in the relinquishment liability during the fiscal year ended September 30, 2013 was due to $51.2 million in relinquishment payments and a $249,000 relinquishment liability reassessment credit. This reduction in the liability was offset by $5.0 million representing the accretion of discount to the relinquishment liability.

Relinquishment payments consisted of the following (in millions):

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Principal	$45.4	$45.3	$42.6
Accretion of discount	5.8	9.0	12.4

Total	$51.2	$54.3	$55.0

The accretion of discount to the relinquishment liability reflects the accretion of the discount to the present value of the relinquishment liability for the impact of the time value of money. As of September 30, 2013 and 2012, relinquishment payments earned but unpaid were $13.3 million.

The relinquishment liability reassessment credits of $249,000, $11.4 million and $8.8 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively, resulted from reductions in Mohegan Sun revenue projections as of the end of each respective fiscal year compared to projections as of the end of the related prior fiscal year.